Revenue - Major customers (Details) - ZAR (R) R in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	R 112,129	R 113,684	R 138,288
Southern Africa (SA)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	82,402	84,736	89,507
Southern Africa (SA) | Operating segments
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	82,402	84,736	89,507
Southern Africa (SA) | Operating segments | US PGM and SA PGM
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	51,257	55,593	71,665
Southern Africa (SA) | Operating segments | SA gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	31,145	29,143	17,842
Customer A | Operating segments | US PGM, SA PGM and Reldan
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	24,719	0	0
Customer A | Operating segments | US PGM and SA PGM
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	0	28,764	42,555
Customer A | Operating segments | US PGM, SA PGM and Sandouville nickel refinery
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	0	0	0
Customer A | Southern Africa (SA) | Operating segments | SA gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	0	0	0
Customer B | Operating segments | US PGM, SA PGM and Reldan
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	0	0	0
Customer B | Operating segments | US PGM and SA PGM
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	12,332	13,804	0
Customer B | Operating segments | US PGM, SA PGM and Sandouville nickel refinery
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	0	0	18,140
Customer B | Southern Africa (SA) | Operating segments | SA gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	0	0	0
Customer C | Operating segments | US PGM, SA PGM and Reldan
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	0	0	0
Customer C | Operating segments | US PGM and SA PGM
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	0		23,492
Customer C | Operating segments | US PGM, SA PGM and Sandouville nickel refinery
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	0	0	0
Customer C | Southern Africa (SA) | Operating segments | SA gold
Disclosure of disaggregation of revenue from contracts with customers [line items]
Total revenue	R 12,183	R 14,405	R 0